INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax	115,790	375,066	1,179,089
Deferred tax	(67,612)	91,294	(713,106)
Total	48,178	466,360	465,983

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income before income tax benefit	213,043	1,659,671	2,967,287
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	53,261	414,918	741,822
Effect of different tax rate of subsidiary operation in other jurisdiction	—	5,424	3,875
Non-deductible expenses	23	151,987	63,070
Preferential tax rate and local tax exemption	—	(84,120)	(202,095)
Effect of enacted tax rate change of deferred tax assets/liabilities	—	—	(95,048)
Research and development super-deduction	(5,106)	(21,849)	(47,846)
Valuation allowance movement	—	—	2,205
Income tax expense	48,178	466,360	465,983

Schedule of the effect of preferential tax rates on the income per share

	Years Ended December 31,
	(Amounts in Thousands Except Per Share Data )
	2017	2018	2019
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	—	84,120	297,143
Income per share effect-basic	—	0.41	1.03
Income per share effect-diluted	—	0.41	0.99

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Guarantee liabilities	386,781	1,182,114
Advertising expenses	148,613	290,720
Provision for accounts receivable and contract assets	34,695	236,252
Provision for loan losses	14,220	84,452
Accrued expenses	13,990	—
Net operating loss carry forwards	5,056	10,746
Total deferred tax assets	603,355	1,804,284
Deferred tax liabilities
Uncollected revenues	(619,113)	(1,106,936)
Total deferred tax liabilities	(619,113)	(1,106,936)
Net deferred tax assets (liabilities)	(15,758)	697,348